RESTRICTED CASH AND SHORT-TERM DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Schedule of Restricted Cash
Our restricted cash balances are as follows:

(in thousands of $)	2018	2017
Methane Princess lease security deposits (see note 21) (1)	112,362	119,548
Restricted cash relating to the $800 million facility (see note 20) (2)	30,845	41,656
Restricted cash relating to an interest rate swap (see note 23) (3)	6,480	—
Restricted cash relating to the NR Satu facility (see notes 5 and 20)	10,209	10,270
Restricted cash held by Eskimo SPV (see note 5) (4)	—	3,764
Restricted cash relating to performance guarantees (5)	12,548	7,695
Total restricted cash	172,444	182,933
Less: current portion of restricted cash	(31,330)	(27,306)
Non-current restricted cash	141,114	155,627